Income Taxes - Schedule of Income Tax Reconciliation (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (Loss) before income taxes	$ (19,844,754)	$ 11,216,151	$ 39,363,606
Income tax expense at AUO's statutory tax rate	(3,968,951)	2,243,230	6,691,813
Effect of different subsidiaries income tax rate	38,756	(484,055)	348,192
Share of profit (loss) of equity-accounted subsidiaries	(73,968)	795,459	(708,417)
Effect of changes in statutory income tax rate	0	(715,303)	0
Effect of change of unrecognized deductible temporary differences, tax losses carryforwards, and investment tax credits	5,947,778	138,969	(10,645,339)
Net of non-taxable income and non-deductible expense	265,119	(186,957)	698,540
Tax on undistributed earnings, net	7,709	323,559	2,987,763
Adjustments to prior year	(684,197)	(1,772,898)	(528,662)
Others	(196,091)	(19,630)	30,953
Income tax expense (benefit)	$ 1,336,155	$ 322,374	$ (1,125,157)
Effective tax rate	(6.73%)	2.87%	(2.85%)